S000054583 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	113 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.65%
Franklin International Low Volatility High Dividend Hedged Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	28.16%	16.76%	10.98%
MSCI World ex-US IMI Local Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	22.20%	11.62%	9.60%
Franklin International Low Volatility High Dividend Index ETF
Prospectus [Line Items]
Average Annual Return, Percent	27.77%	16.30%	10.53%
Performance Inception Date			Jul. 27, 2016
Franklin International Low Volatility High Dividend Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.20%	14.24%	8.71%
Performance Inception Date			Jul. 27, 2016
Franklin International Low Volatility High Dividend Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.42%	12.32%	7.86%
Performance Inception Date			Jul. 27, 2016